Investment in associates	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Investment in associates
14.	Investment in associates

Details of investment in associates are as follows:

	Country of incorporation and business	Measurement method	December 31, 2017		December 31, 2018
Investee company			Carrying amount	Ownership	Carrying amount		Ownership
			NT$000%		NT$000	US$000%
JMC ELECTRONICS CO., LTD. (“JMC”)	Kaohsiung, Taiwan	Equity method	373,276	19.10	406,792	13,290	19.10
Unimos Shanghai	Shanghai, People’s Republic of China	Equity method	3,060,056	45.02	3,456,949	112,935	45.02

On November 30, 2016, the Company’s Board of Directors adopted a resolution to authorize its subsidiary, ChipMOS BVI, to dispose 54.98% of Unimos Shanghai’s equity. The equity transfer was completed in March 2017, and subsequently, due to the loss of control but retention of significant influence, Unimos Shanghai was excluded from the consolidated financial statements and was accounted for as an “Investment in associate”. Information is provided in Note 20.

In January 2017, the Company did not participate in the capital increase of JMC, which reduced the Company’s shareholding from 21.22% to 19.10%. Given that the Company still retains significant influence by holding two seats in JMC’s Board of Directors, JMC was still recognized as “Investment in associates”. As a result of the change in shareholding, the Company recognized disposal gain from long-term investment amounted to NT$16,929 thousand for the year ended December 31, 2017.

In June 2017 and January 2018, ChipMOS BVI participated in Unimos Shanghai’s increase of paid-in capital based on its shareholding amounted to NT$1,373,486 thousand and NT$794,694 thousand (US$25,962 thousand), respectively.

For the years ended December 31, 2017 and 2018, the Company recognized its share of loss of investments in associates amounted to NT$179,491 thousand and NT$300,101 thousand (US$9,804 thousand), respectively.

The tables below provide summarized financial information for the investment in associates that are material to the Group.

Statements of financial position

	JMC
	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Current assets	843,636	1,106,789	36,158
Non-current assets	1,161,620	1,699,498	55,521
Current liabilities	(294,302)	(817,697)	(26,714)
Non-current liabilities	(1,756)	(103,922)	(3,395)

Total net assets	1,709,198	1,884,668	61,570

Group’s share	326,456	359,972	11,760
Goodwill	46,820	46,820	1,530

Carrying amount	373,276	406,792	13,290

Statements of financial position

	Unimos Shanghai
	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Current assets	3,380,641	3,946,082	128,915
Non-current assets	2,766,839	3,254,687	106,328
Current liabilities	(460,054)	(554,160)	(18,104)
Non-current liabilities	(489,097)	(442,306)	(14,450)

Total net assets	5,198,329	6,204,303	202,689

Group’s share	2,340,506	2,793,438	91,259
Depreciable assets	703,536	644,718	21,062
Goodwill	22,118	22,118	723
Inter-company transactions and amortization	(6,104)	(3,325)	(109)

Carrying amount	3,060,056	3,456,949	112,935

Statements of comprehensive income

	JMC
	Year ended December 31,
	2016	2017	2018	2018
	NT$000	NT$000	NT$000	US$000
Revenue	1,667,761	1,322,928	1,931,008	63,084

Profit for the year from continuing operations	136,303	4,414	219,544	7,172
Other comprehensive income (loss), net of income tax	(627)	2,903	(14,074)	(460)

Total comprehensive income	135,676	7,317	205,470	6,712

Dividend received from the associate	5,730	14,325	5,730	187

	Unimos Shanghai
	Year ended December 31,
	2017	2018	2018
	NT$000	NT$000	US$000
Revenue	1,141,415	1,334,196	43,587

Loss for the year from continuing operations	(348,472)	(629,303)	(20,559)
Other comprehensive income, net of income tax	—	—	—

Total comprehensive loss	(348,472)	(629,303)	(20,559)

Dividend received from the associate	—	—	—

According to IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations”, total comprehensive income of Unimos Shanghai for the three months ended March 31, 2017 was included in the Group’s consolidated statement of comprehensive income with the adjustments of ceasing to recognize depreciation and amortization expenses and the elimination of inter-company transactions. Information about discontinued operations is provided in Note 20.